Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues from proprietary products	$ 97,696	$ 90,784	$ 79,559
Revenues from distribution	29,491	23,685	23,266
Total revenues	127,187	114,469	102,825
Cost of revenues from proprietary products	52,425	52,796	51,335
Cost of revenues from distribution	25,025	20,201	19,402
Total cost of revenues	77,450	72,997	70,737
Gross profit	49,737	41,472	32,088
Research and development expenses	13,059	9,747	11,973
Selling and marketing expenses	4,370	3,630	4,398
General and administrative expenses	9,194	8,525	8,273
Other expense	330	311
Operating income	22,784	19,259	7,444
Financial income	1,146	830	500
Expense in respect of securities measured at fair value, net	(5)	(178)	(80)
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(651)	602	(612)
Financial expense	(293)	(172)	(82)
Income before tax on income	22,981	20,341	7,170
Taxes on income	730	(1,955)	269
Net Income	22,251	22,296	6,901
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met
Gain (loss) from securities measured at fair value through other comprehensive income	143	51	(23)
Gain (loss) on cash flow hedges	92	(176)	329
Net amounts transferred to the statement of profit or loss for cash flow hedges	(23)	70	(256)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	(388)	340	(256)
Tax effect	(11)	(9)
Total comprehensive income	$ 22,064	$ 22,572	$ 6,695
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share	$ 0.55	$ 0.55	$ 0.18
Diluted net earnings per share	$ 0.55	$ 0.55	$ 0.18